Financial Risk Management Objectives and Policies - Changes in Cash Flow Reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about hedges [line items]
Due to early discontinuation of the hedging relationship	€ 549
Thereof due to realization of the hedged item	1,224	€ 272
Ending Balance	300
Hedging Reserve
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	(1,469)	1,611
Amount reclassified to profit or loss	(142)	0
Due to early discontinuation of the hedging relationship	(142)
Thereof due to realization of the hedged item	0
Ending Balance		1,611
Cost of Hedging Reserve
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	41	(2,228)
Amount reclassified to profit or loss	1,915	272
Due to early discontinuation of the hedging relationship	691
Thereof due to realization of the hedged item	€ 1,224
Ending Balance		€ (1,956)